JOINT VENTURE CORPORATION - AURORA MINERALS LTD	12 Months Ended
Mar. 31, 2026
JOINT VENTURE CORPORATION - AURORA MINERALS LTD
JOINT VENTURE CORPORATION - AURORA MINERALS LTD

8. JOINT VENTURE CORPORATION – AURORA MINERALS LTD.

On August 20, 2025, the Company and Freeport formed a private joint venture corporation, AuRORA Minerals to operate the JOY District (note 7(b)). AuRORA Minerals holds the JOY District mineral rights and titles with Freeport owning 60% and Amarc owning 40% of the common shares of AuRORA Minerals. Freeport is the operator of AuRORA Minerals and has appointed Amarc as its primary contractor to manage JOY District exploration programs under a separate services agreement. AuRORA Minerals is governed by a shareholders agreement between Amarc and Freeport.

AuRORA Minerals was formed by the initial contribution of each of Amarc and Freeport of their respective 40% and 60% interests in the JOY District in consideration for the same percentage of common shares in the equity of AuRORA Minerals.

The transfer of such non-monetary consideration in exchange for the joint venture equity interest was considered to lack commercial substance and accordingly no gain or loss was recorded by the Company.

Subsequent to the establishment of AuRORA Minerals, Freeport has elected to sole fund stage 2 expenditures in the aggregate of $75 million within the next five years with a minimum required spend of $10 million per year. At such time as stage 2 is completed, Freeport’s ownership of AuRORA Minerals will increase to 70% and Amarc will be diluted to 30%. Freeport is not obligated to continue funding stage 2 and may abandon it at any time and remain at 60% ownership (note 7).

During the year ended March 31, 2026, Amarc provided, as contractor, $8,378,574 in services in relation to exploration and evaluation expenditures to AuRORA Minerals. As a result, Amarc earned a contractor fee of $380,010 as manager and primary contractor of the JOY District which has been recorded as other fee income.

The Company’s interest in AuRORA Minerals is accounted for using the equity accounting method on the basis that it retains significant influence over its operations. Amarc reports the carrying value of its investment in AuRORA Minerals at a nominal value of $1. Summarized financial information of AuRORA Minerals are set out below:

	March 31, 2026		March 31, 2025
Current assets		$3,863,303	N/A
Non-current assets	$	nil	N/A
Current liabilities		$142,304	N/A
Expenses		$7,526,241	N/A
Net loss		$7,526,241	N/A

As at March 31, 2026, the Company has a liability for advanced contributions received of $224,234 which represents unspent JOY District exploration and evaluation expenditures advanced by AuRORA Minerals.